Life insurance assets and life insurance liabilities (Tables)	12 Months Ended
Sep. 30, 2021
Life insurance assets and life insurance liabilities
Schedule of life insurance assets and life insurance liabilities

Life insurance assets

Consolidated
$m	2021	2020
Investments held directly and in unit trusts
Unit trusts	-	333
Debt securities	-	2,818
Loans and other assets	-	442
Total life Insurance assets	-	3,593

Life insurance liabilities

Consolidated	Life investment		Life insurance
Reconciliation of movements in policy liabilities	contracts		contracts		Total
$m	2021	2020	2021	2020	2021	2020
Balance as at beginning of year	1,887	8,206	(491)	(829)	1,396	7,377
Movements in policy liabilities reflected in the income statement	23	221	(21)	338	2	559
Contract contributions recognised in policy liabilities	1	368	-	-	1	368
Contract withdrawals recognised in policy liabilities	(15)	(8,322)	-	-	(15)	(8,322)
Contract fees, expenses and tax recoveries	(4)	(44)	-	-	(4)	(44)
Change in external unit holders of managed investment schemes	(933)	1,458	-	-	(933)	1,458
Balances reclassified to liabilities held for sale (refer to Note 37)	(959)	—	512	-	(447)	-
Balance as at end of year	-	1,887	-	(491)	-	1,396